Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Money Market Portfolio - Fidelity Investments Money Market - Money Market Portfolio - Select Class
May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.06%
Annual Return 2016	0.43%
Annual Return 2017	1.08%
Annual Return 2018	1.95%
Annual Return 2019	2.20%
Annual Return 2020	0.49%
Annual Return 2021	0.01%
Annual Return 2022	1.64%
Annual Return 2023	5.07%